FINANCIAL INSTRUMENTS (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) charter Customer	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Derivative
Unrealized gain (loss) on qualifying cash flow hedging instruments		$ (9,725)	$ (2,086)	$ (2,394)
Effective portion gain/(loss) reclassified from Accumulated Other Comprehensive Loss	[1]	(2,533)	1,339	(775)
Net foreign exchange gain (loss)		500	700	2,300
Foreign exchange gain on capital lease obligations and related restricted cash		492	677	$ 7,084
Restricted cash		193,273	172,383
Credit risk valuation adjustment		$ (1,300)	$ (3,200)
Number of customers accounting for all of revenues | Customer		9
BC Group plc
Derivative
Number of charters | charter		1
Pertamina
Derivative
Number of charters | charter		1
Pertamina | Revenue, Gross | Customer Concentration Risk
Derivative
Concentration risk (percentage)		9.00%	10.00%	11.00%
DUSUP
Derivative
Number of charters | charter		1
DUSUP | Revenue, Gross | Customer Concentration Risk
Derivative
Concentration risk (percentage)		10.00%	12.00%	15.00%
Petrobras
Derivative
Number of charters | charter		2
Petrobras | Revenue, Gross | Customer Concentration Risk
Derivative
Concentration risk (percentage)		23.00%	25.00%	26.00%
PTNR
Derivative
Number of charters | charter		1
Eni S.p.A.
Derivative
Number of charters | charter		1
KNPC
Derivative
Number of charters | charter		1
KNPC | Revenue, Gross | Customer Concentration Risk
Derivative
Concentration risk (percentage)		11.00%	11.00%	0.00%
Hashemite Kingdom of Jordan
Derivative
Number of charters | charter		1
Golar LNG Limited
Derivative
Number of charters | charter		1
Cross Currency Interest Rate Swap
Derivative
Restricted cash		$ 36,798	$ 9,710
Interest Rate Swap
Derivative
Notional amount of expired derivatives		345,000	130,000
Notional amount		863,184	919,130
Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivative
Unrealized gain (loss) on qualifying cash flow hedging instruments		600	3,400
Cross Currency Interest Rate Swap
Derivative
Credit risk valuation adjustment		(1,900)	(3,200)
Cross Currency Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivative
Unrealized loss on cross currency interest rate swap derivatives		$ (9,100)	$ (4,200)

[1]	Amounts reclassified from accumulated other comprehensive income (loss) to ‘Other financial items, net’ on the consolidated statements of operations relate to losses (gains) on cash flow hedges in respect of interest rate swaps.